Deposits from central banks and credit institutions	12 Months Ended
Dec. 31, 2023
Deposits From Central Banks And Credit Institutions [Abstract]
Deposits from central banks and credit institutions	Deposits from central banks and credit institutions
The detail, by classification, counterparty, type and currency, of Deposits from central banks and 'Deposits from credit institutions' in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
CENTRAL BANKS
Classification
Financial liabilities held for trading	7,808	5,757	1,038
Financial liabilities designated at fair value through profit or loss	1,209	1,740	607
Financial liabilities at amortized cost	48,782	76,952	139,757
	57,799	84,449	141,402
Type
Deposits on demand	117	—	10
Time deposits	43,853	72,320	134,439
Reverse repurchase agreements	13,829	12,129	6,953
	57,799	84,449	141,402
CREDIT INSTITUTIONS
Classification
Financial liabilities held for trading	17,862	9,796	6,488
Financial liabilities designated at fair value through profit or loss	1,735	1,958	1,064
Financial liabilities at amortized cost	81,246	68,582	52,235
	100,843	80,336	59,787
Type
Deposits on demand	5,468	6,808	6,139
Time deposits	54,402	49,221	37,332
Reverse repurchase agreements	40,689	24,245	16,198
Subordinated deposits	284	62	118
	100,843	80,336	59,787
Currency
Euro	53,921	65,133	107,908
Pound sterling	27,697	35,357	42,451
US dollar	49,447	30,924	24,012
Brazilian real	7,997	14,195	11,297
Other currencies	19,580	19,176	15,521
TOTAL	158,642	164,785	201,189
At 31 December 2023, the balance of the conditional long-term financing of the European Central Bank (TLTRO- Targeted Long-Term Refinancing Operation-) amounts to EUR 11,583 million, which corresponds to TLRTO III (EUR 33,536 million and EUR 88,894 million at 31 December 2022 and 2021, respectively).
At 31 December 2023, the expense recognized in the consolidated income statement corresponding to TLTRO III amounts to EUR 659 million (income of EUR 489 million and EUR 868 million at 31 December 2022 and 2021, respectively), as a result of the conditions of the financing program (see note 2.c.iv).
Note 51 contains a detail of the residual maturity periods of financial liabilities at amortised cost